Shareholders' Equity	12 Months Ended
Jun. 30, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

Note 12 — SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company was incorporated on July 4, 2023 as a holding company. The Company’s authorized share capital is $50,000 divided into 500,000,000 ordinary shares of a par value of $0.0001 each. The number of ordinary shares issued and outstanding was 92.1 as of July 4, 2023.

Recapitalization

By April 15, 2024, the Company effectuated a series of share recapitalizations (the “Recapitalization”). As a result of the Recapitalization, the Company had nominal issuance of 25,000,001 ordinary shares to the existing ordinary shareholders, after which, the Company has an aggregated of 25,000,001 ordinary shares issued and outstanding. The Company believes that the Recapitalization should be accounted for on a retroactive basis pursuant to ASC 260. All ordinary shares and per share data for all periods have been retroactively restated accordingly.

Initial Public Offering

The Group completed its Initial Public Offering (“IPO”) on March 28, 2025 issuing 1,500,000 ordinary shares, par value $0.0001 per share, with total gross proceeds of $10,500,000, before deducting underwriting discounts and other offering expenses. Net proceeds amounted $9,495,017 were received.

On April 7, 2025, Kingswood Capital Partners, LLC. (“Kingswood”), as the representative of the underwriters, exercised its over-allotment option in part to purchase an additional 175,000 ordinary shares par value US$0.0001 per share of the Company at the public offering price of $7.00 per share, before deducting underwriting discounts. The Group received $1,139,244 net proceeds from the over-allotment on April 8, 2025.

Private Placements

Two independent investors signed agreements with the Company on March 11, 2024 to invest in aggregated of approximately $3.0 million (or $1.5 million per each investor) in exchange for total of 500,002 ordinary shares of the Company (or 250,001 ordinary shares per each investor). As of June 30, 2025, the Company received $3.0 million. The related issuance of the ordinary shares for the private placement was completed on April 8, 2024, which was accounted as a standalone private placement, separate from the Recapitalization. The proceeds received by the Company related to this private placement amounted to $1,350,000 and $1,649,985 for the years ended June 30, 2025 and 2024, respectively.

Dividends

Dividends declared and paid by the subsidiaries of the Group for the years ended June 30, 2025, 2024 and 2023 are listed below:

Subsidiaries	Date of Dividends	Amounts	Receiving Shareholder
Top Moral	September 8, 2023	$600,000	Ocean Master Worldwide Corporation
Max Bright	November 15, 2023	$3,700,000	Ocean Master Worldwide Corporation
Top Creation	November 15, 2023	$2,800,000	Ocean Master Worldwide Corporation
Top Legend	November 16, 2023	$3,700,000	Ocean Master Worldwide Corporation
Top Moral	November 20, 2023	$800,000	Ocean Master Worldwide Corporation
Top Moral	March 12, 2024	$200,000	Ocean Master Worldwide Corporation
Total		$11,800,000

Warrants

On March 31, 2025, the Company issued 83,750 warrants to Kingswood Capital Partners, LLC as additional compensation for underwriter services. Each warrant entitles the holder to purchase one ordinary share. The warrants are exercisable at any time and from time to time from September 30, 2025 to March 31, 2030 at an exercise price of $8.40 per share. Since the warrants are indexed to the Company’s own stock and meet all other conditions for equity classification, the Company classified the warrants in stockholders’ equity as part of additional paid-in capital, and no subsequent re-measurement is required. The fair value of the warrants as of March 31, 2025 was $386,644, measured using the Black-Scholes option pricing model with the following key assumptions:

As of March 31, 2025
Expected term	5 years
Expected average volatility	121.1%
Expected dividend yield	0%
Risk-free interest rate	3.89%

A summary of warrants activity was as follows:

	Number of warrants	Weighted average exercise price per hare	Weighted average remaining contractual life	Expiration dates
Balance of warrants outstanding as of June 30, 2024	-	-	-	-
- March 2025 Warrants	83,750	8.40	5 years	March 31, 2030
Balance of warrants outstanding and exercisable as of June 30, 2025	83,750	8.40	4.75 years